Label		Element	Value
Prospectus:		rr_ProspectusTable
Supplement Text Block		wfalrgcpstck-20150701_SupplementTextBlock
SUPPLEMENT TO THE
CLASS A, CLASS B AND CLASS C PROSPECTUS
OF
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
Wells Fargo Advantage Capital Growth Fund
Wells Fargo Advantage Disciplined U.S. Core Fund
Wells Fargo Advantage Endeavor Select Fund
Wells Fargo Advantage Growth Fund
Wells Fargo Advantage Intrinsic Value Fund
Wells Fargo Advantage Large Cap Core Fund
Wells Fargo Advantage Large Cap Growth Fund
Wells Fargo Advantage Large Company Value Fund
Wells Fargo Advantage Omega Growth Fund
Wells Fargo Advantage Premier Large Company Growth Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Capital Growth Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.70%	0.70%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	1.21%	1.96%
Fee Waivers	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.11%	1.86%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Disciplined U.S. Core Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.53%	0.53%
Total Annual Fund Operating Expenses	0.88%	1.63%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.88%	1.63%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.30%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.92% for Class A and 1.67% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Endeavor Select Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.69%	0.69%	0.69%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.20%	1.95%	1.95%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.20%	1.95%	1.95%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.64%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.65%	0.65%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	1.13%	1.88%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.13%	1.88%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.61%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.04% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.21% for Class A and 1.96% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Intrinsic Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.68%	0.68%	0.68%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	1.17%	1.92%	1.92%
Fee Waivers	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.11%	1.86%	1.86%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Large Cap Core Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.70%	0.70%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.24%	1.99%
Fee Waivers	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.14%	1.89%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Large Cap Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.68%	0.68%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.49%	0.49%
Total Annual Fund Operating Expenses	1.17%	1.92%
Fee Waivers	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.07%	1.82%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Large Company Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.70%	0.70%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.53%	0.53%
Total Annual Fund Operating Expenses	1.23%	1.98%
Fee Waivers	0.13%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.10%	1.85%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Omega Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.77%	0.77%	0.77%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	1.27%	2.02%	2.02%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.27%	2.02%	2.02%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.72%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.30% for Class A, 2.05% for Class B and 2.05% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Premier Large Company Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.64%	0.64%	0.64%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses	1.12%	1.87%	1.87%
Fee Waivers	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.11%	1.86%	1.86%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
Capital Growth Fund

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$682	$289	$189
3 Years	$928	$606	$606
5 Years	$1,193	$1,048	$1,048
10 Years	$1,948	$2,277	$2,277
Disciplined U.S. Core Fund

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$660	$266	$166
3 Years	$840	$514	$514
5 Years	$1,035	$887	$887
10 Years	$1,597	$1,933	$1,933
Endeavor Select Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$690	$698	$298	$198	$198
3 Years	$934	$912	$612	$612	$612
5 Years	$1,197	$1,252	$1,052	$1,052	$1,052
10 Years	$1,946	$1,989	$2,275	$1,989	$2,275
Growth Fund

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$684	$291	$191
3 Years	$913	$591	$591
5 Years	$1,161	$1,016	$1,016
10 Years	$1,871	$2,201	$2,201
Intrinsic Value Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$682	$689	$289	$189	$189
3 Years	$920	$897	$597	$597	$597
5 Years	$1,176	$1,231	$1,031	$1,031	$1,031
10 Years	$1,909	$1,952	$2,238	$1,952	$2,238
Large Cap Core Fund

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$685	$292	$192
3 Years	$936	$615	$615
5 Years	$1,208	$1,063	$1,063
10 Years	$1,980	$2,309	$2,309
Large Cap Growth Fund

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$678	$285	$185
3 Years	$916	$593	$593
5 Years	$1,173	$1,027	$1,027
10 Years	$1,905	$2,235	$2,235
Large Company Value Fund

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$681	$288	$188
3 Years	$931	$609	$609
5 Years	$1,200	$1,056	$1,056
10 Years	$1,967	$2,296	$2,296
Omega Growth Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$697	$705	$305	$205	$205
3 Years	$955	$934	$634	$634	$634
5 Years	$1,232	$1,288	$1,088	$1,088	$1,088
10 Years	$2,021	$2,065	$2,348	$2,065	$2,348
Premier Large Company Growth Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$682	$689	$289	$189	$189
3 Years	$910	$887	$587	$587	$587
5 Years	$1,156	$1,210	$1,010	$1,010	$1,010
10 Years	$1,859	$1,902	$2,190	$1,902	$2,190

SUPPLEMENT TO THE
ADMINISTRATOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
Wells Fargo Advantage Capital Growth Fund
Wells Fargo Advantage Disciplined U.S. Core Fund
Wells Fargo Advantage Endeavor Select Fund
Wells Fargo Advantage Growth Fund
Wells Fargo Advantage Intrinsic Value Fund
Wells Fargo Advantage Large Cap Core Fund
Wells Fargo Advantage Large Cap Growth Fund
Wells Fargo Advantage Large Company Value Fund
Wells Fargo Advantage Omega Growth Fund
Wells Fargo Advantage Premier Large Company Growth Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Capital Growth Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.13%
Fee Waivers	0.23%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.90%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Disciplined U.S. Core Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.80%
Fee Waivers	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.74%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.30%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Endeavor Select Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.69%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.12%
Fee Waivers	0.12%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.00%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.64%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.96%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.61%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.04% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Intrinsic Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.68%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.95%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Large Cap Core Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%
Total Annual Fund Operating Expenses	1.16%
Fee Waivers	0.26%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.90%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Effective December 1, 2015, the Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After the Fee Waiver at 1.00% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Large Cap Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.68%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.95%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Large Company Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.15%
Fee Waivers	0.30%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.85%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Omega Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.77%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.19%
Fee Waivers	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.05%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.72%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Premier Large Company Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.64%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.04%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.95%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
Capital Growth Fund

After:
1 Year	$92
3 Years	$336
5 Years	$600
10 Years	$1,354
Disciplined U.S. Core Fund

After:
1 Year	$76
3 Years	$249
5 Years	$438
10 Years	$984
Endeavor Select Fund

After:
1 Year	$102
3 Years	$344
5 Years	$605
10 Years	$1,352
Growth Fund

After:
1 Year	$98
3 Years	$325
5 Years	$571
10 Years	$1,274
Intrinsic Value Fund

After:
1 Year	$97
3 Years	$333
5 Years	$587
10 Years	$1,316
Large Cap Core Fund

After:
1 Year	$92
3 Years	$343
5 Years	$613
10 Years	$1,386
Large Cap Growth Fund

After:
1 Year	$97
3 Years	$333
5 Years	$587
10 Years	$1,316
Large Company Value Fund

After:
1 Year	$87
3 Years	$336
5 Years	$604
10 Years	$1,371
Omega Growth Fund

After:
1 Year	$107
3 Years	$364
5 Years	$641
10 Years	$1,431
Premier Large Company Growth Fund

After:
1 Year	$97
3 Years	$322
5 Years	$565
10 Years	$1,263

SUPPLEMENT TO THE
INSTITUTIONAL CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
Wells Fargo Advantage Capital Growth Fund
Wells Fargo Advantage Disciplined U.S. Core Fund
Wells Fargo Advantage Endeavor Select Fund
Wells Fargo Advantage Growth Fund
Wells Fargo Advantage Intrinsic Value Fund
Wells Fargo Advantage Large Cap Core Fund
Wells Fargo Advantage Large Cap Growth Fund
Wells Fargo Advantage Large Company Value Fund
Wells Fargo Advantage Omega Growth Fund
Wells Fargo Advantage Premier Large Company Growth Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Capital Growth Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.88%
Fee Waivers	0.23%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.65%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Disciplined U.S. Core Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.55%
Fee Waivers	0.07%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.48%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.30%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Endeavor Select Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.69%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.87%
Fee Waivers	0.07%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.80%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.64%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.80%
Fee Waivers	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.75%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.61%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.04% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Intrinsic Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.68%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.70%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Large Cap Core Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers	0.25%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.66%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Effective December 1, 2015, the Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After the Fee Waiver at 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Large Cap Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.68%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers	0.19%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.65%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Large Company Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.90%
Fee Waivers	0.25%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.65%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Omega Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.77%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.94%
Fee Waivers	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.80%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.72%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Premier Large Company Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.64%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.70%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
Capital Growth Fund

After:
1 Year	$66
3 Years	$258
5 Years	$465
10 Years	$1,063
Disciplined U.S. Core Fund

After:
1 Year	$49
3 Years	$169
5 Years	$300
10 Years	$683
Endeavor Select Fund

After:
1 Year	$82
3 Years	$271
5 Years	$475
10 Years	$1,066
Growth Fund

After:
1 Year	$77
3 Years	$250
5 Years	$439
10 Years	$985
Intrinsic Value Fund

After:
1 Year	$72
3 Years	$254
5 Years	$452
10 Years	$1,024
Large Cap Core Fund

After:
1 Year	$67
3 Years	$265
5 Years	$479
10 Years	$1,097
Large Cap Growth Fund

After:
1 Year	$66
3 Years	$249
5 Years	$447
10 Years	$1,020
Large Company Value Fund

After:
1 Year	$66
3 Years	$262
5 Years	$474
10 Years	$1,085
Omega Growth Fund

After:
1 Year	$82
3 Years	$286
5 Years	$506
10 Years	$1,142
Premier Large Company Growth Fund

After:
1 Year	$72
3 Years	$243
5 Years	$430
10 Years	$970

SUPPLEMENT TO THE
INVESTOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
Wells Fargo Advantage Capital Growth Fund
Wells Fargo Advantage Growth Fund
Wells Fargo Advantage Large Cap Core Fund
Wells Fargo Advantage Large Cap Growth Fund
Wells Fargo Advantage Large Company Value Fund
Wells Fargo Advantage Premier Large Company Growth Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Capital Growth Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.32%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.17%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.24%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.24%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.61%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.04% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.27% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Large Cap Core Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.35%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.20%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Large Cap Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.68%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.28%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.13%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Large Company Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.34%
Fee Waivers	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.16%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Premier Large Company Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.64%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.23%
Fee Waivers	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.18%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

SUPPLEMENT TO THE
CLASS R PROSPECTUS
OF
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
Wells Fargo Advantage Intrinsic Value Fund
Wells Fargo Advantage Large Cap Growth Fund
Wells Fargo Advantage Omega Growth Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Intrinsic Value Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.68%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.42%
Fee Waivers	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.36%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.36% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Large Cap Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.68%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.42%
Fee Waivers	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.32%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Omega Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.77%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.52%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.52%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.72%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.55% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
Intrinsic Value Fund

After:
1 Year	$138
3 Years	$443
5 Years	$771
10 Years	$1,697
Large Cap Growth Fund

After:
1 Year	$134
3 Years	$440
5 Years	$767
10 Years	$1,693
Omega Growth Fund

After:
1 Year	$155
3 Years	$480
5 Years	$829
10 Years	$1,813

SUPPLEMENT TO THE
CLASS R4 PROSPECTUS
OF
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
Wells Fargo Advantage Capital Growth Fund
Wells Fargo Advantage Intrinsic Value Fund
Wells Fargo Advantage Large Cap Growth Fund
Wells Fargo Advantage Premier Large Company Growth Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Capital Growth Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.93%
Fee Waivers	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.75%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Intrinsic Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.68%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.89%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.80%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Large Cap Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.68%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.89%
Fee Waivers	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.75%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Premier Large Company Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.64%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.80%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

SUPPLEMENT TO THE
CLASS R6 PROSPECTUS
OF
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
Wells Fargo Advantage Capital Growth Fund
Wells Fargo Advantage Intrinsic Value Fund
Wells Fargo Advantage Large Cap Growth Fund
Wells Fargo Advantage Premier Large Company Growth Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Capital Growth Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.60%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Intrinsic Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.68%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.74%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.65%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Large Cap Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.68%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.74%
Fee Waivers	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.60%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Premier Large Company Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.64%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.69%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.65%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Classes A, B and C) | (Wells Fargo Advantage Capital Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Capital Growth Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[2]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.21%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 682
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	928
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,193
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,948
(Classes A, B and C) | (Wells Fargo Advantage Capital Growth Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[2]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.96%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 289
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	606
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,048
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,277
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,048
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,277
(Classes A, B and C) | (Wells Fargo Advantage Disciplined U.S. Core Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[4]	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.88%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[5]	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 660
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	840
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,035
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,597
(Classes A, B and C) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[4]	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.63%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[5]	rr_NetExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 266
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,933
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	514
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	887
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,933
(Classes A, B and C) | (Wells Fargo Advantage Endeavor Select Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Endeavor Select Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[6]	rr_ManagementFeesOverAssets	0.69%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.20%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[7]	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	934
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,197
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,946
(Classes A, B and C) | (Wells Fargo Advantage Endeavor Select Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[6]	rr_ManagementFeesOverAssets	0.69%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.95%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[7]	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 698
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	912
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,252
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,989
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,052
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,989
(Classes A, B and C) | (Wells Fargo Advantage Endeavor Select Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[6]	rr_ManagementFeesOverAssets	0.69%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.95%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[7]	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,052
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,275
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,052
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,275
(Classes A, B and C) | (Wells Fargo Advantage Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Growth Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[8]	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.13%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[9]	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 684
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	913
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,161
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,871
(Classes A, B and C) | (Wells Fargo Advantage Growth Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[8]	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.88%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[9]	rr_NetExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 291
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	591
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,016
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,201
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	591
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,016
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,201
(Classes A, B and C) | (Wells Fargo Advantage Intrinsic Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Intrinsic Value Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[10]	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.17%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[11]	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 682
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	920
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,176
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,909
(Classes A, B and C) | (Wells Fargo Advantage Intrinsic Value Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[10]	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.92%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[11]	rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 689
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	897
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,231
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,952
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	597
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,031
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,952
(Classes A, B and C) | (Wells Fargo Advantage Intrinsic Value Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[10]	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.92%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[11]	rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 289
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	597
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,031
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,238
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	597
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,031
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,238
(Classes A, B and C) | (Wells Fargo Advantage Large Cap Core Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Large Cap Core Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[12]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.24%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	[13]	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	936
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,208
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,980
(Classes A, B and C) | (Wells Fargo Advantage Large Cap Core Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[12]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.99%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	[13]	rr_NetExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 292
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,063
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,309
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	615
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,063
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,309
(Classes A, B and C) | (Wells Fargo Advantage Large Cap Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Large Cap Growth Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[14]	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.17%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	[15]	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 678
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	916
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,173
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,905
(Classes A, B and C) | (Wells Fargo Advantage Large Cap Growth Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[14]	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.92%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	[15]	rr_NetExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 285
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	593
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,027
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,235
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	593
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,027
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,235
(Classes A, B and C) | (Wells Fargo Advantage Large Company Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Large Company Value Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[16]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.23%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total Annual Fund Operating Expenses After Fee Waiver	[17]	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 681
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	931
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,200
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,967
(Classes A, B and C) | (Wells Fargo Advantage Large Company Value Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[16]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.98%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total Annual Fund Operating Expenses After Fee Waiver	[17]	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 288
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,056
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,296
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,056
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,296
(Classes A, B and C) | (Wells Fargo Advantage Omega Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Omega Growth Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[18]	rr_ManagementFeesOverAssets	0.77%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.27%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[19]	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 697
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	955
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,232
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,021
(Classes A, B and C) | (Wells Fargo Advantage Omega Growth Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[18]	rr_ManagementFeesOverAssets	0.77%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.02%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[19]	rr_NetExpensesOverAssets	2.02%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 705
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	934
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,288
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,065
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	634
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,088
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,065
(Classes A, B and C) | (Wells Fargo Advantage Omega Growth Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[18]	rr_ManagementFeesOverAssets	0.77%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.02%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[19]	rr_NetExpensesOverAssets	2.02%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 305
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,088
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,348
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	634
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,088
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,348
(Classes A, B and C) | (Wells Fargo Advantage Premier Large Company Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[20]	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.12%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total Annual Fund Operating Expenses After Fee Waiver	[21]	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 682
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	910
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,156
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,859
(Classes A, B and C) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[20]	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.87%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total Annual Fund Operating Expenses After Fee Waiver	[21]	rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 689
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	887
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,210
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,902
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	587
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,010
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,902
(Classes A, B and C) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[20]	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.87%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total Annual Fund Operating Expenses After Fee Waiver	[21]	rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 289
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	587
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,010
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	587
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,010
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,190
(Administrator Class) | (Wells Fargo Advantage Capital Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Capital Growth Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[22]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.13%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[23]	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	336
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	600
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,354
(Administrator Class) | (Wells Fargo Advantage Disciplined U.S. Core Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[24]	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.80%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[25]	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	438
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 984
(Administrator Class) | (Wells Fargo Advantage Endeavor Select Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Endeavor Select Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[26]	rr_ManagementFeesOverAssets	0.69%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.12%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total Annual Fund Operating Expenses After Fee Waiver	[27]	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	344
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	605
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,352
(Administrator Class) | (Wells Fargo Advantage Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Growth Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[28]	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.05%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.09%
Total Annual Fund Operating Expenses After Fee Waiver	[25]	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	571
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,274
(Administrator Class) | (Wells Fargo Advantage Intrinsic Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Intrinsic Value Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[29]	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.09%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[30]	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	587
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,316
(Administrator Class) | (Wells Fargo Advantage Large Cap Core Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Large Cap Core Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[31]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.16%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.26%
Total Annual Fund Operating Expenses After Fee Waiver	[32]	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	613
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,386
(Administrator Class) | (Wells Fargo Advantage Large Cap Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Large Cap Growth Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[33]	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.09%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[25]	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	587
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,316
(Administrator Class) | (Wells Fargo Advantage Large Company Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Large Company Value Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[34]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.15%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.30%
Total Annual Fund Operating Expenses After Fee Waiver	[25]	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	336
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	604
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,371
(Administrator Class) | (Wells Fargo Advantage Omega Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Omega Growth Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[35]	rr_ManagementFeesOverAssets	0.77%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.19%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[25]	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	364
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	641
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,431
(Administrator Class) | (Wells Fargo Advantage Premier Large Company Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[36]	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.04%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.09%
Total Annual Fund Operating Expenses After Fee Waiver	[25]	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	565
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,263
(Institutional Class) | (Wells Fargo Advantage Capital Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Capital Growth Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[37]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.88%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[38]	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	258
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	465
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,063
(Institutional Class) | (Wells Fargo Advantage Disciplined U.S. Core Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[39]	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.55%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[40]	rr_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	169
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	300
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 683
(Institutional Class) | (Wells Fargo Advantage Endeavor Select Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Endeavor Select Fund) | Class I
Prospectus:		rr_ProspectusTable
Management Fees	[41]	rr_ManagementFeesOverAssets	0.69%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.87%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[42]	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	475
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,066
(Institutional Class) | (Wells Fargo Advantage Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Growth Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[43]	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.80%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[40]	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	250
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 985
(Institutional Class) | (Wells Fargo Advantage Intrinsic Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Intrinsic Value Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[44]	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.84%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[45]	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	254
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	452
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,024
(Institutional Class) | (Wells Fargo Advantage Large Cap Core Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Large Cap Core Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[46]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.91%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[47]	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	479
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,097
(Institutional Class) | (Wells Fargo Advantage Large Cap Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Large Cap Growth Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[48]	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.84%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.19%
Total Annual Fund Operating Expenses After Fee Waiver	[40]	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	447
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,020
(Institutional Class) | (Wells Fargo Advantage Large Company Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Large Company Value Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[49]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.90%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[40]	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	474
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,085
(Institutional Class) | (Wells Fargo Advantage Omega Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Omega Growth Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[50]	rr_ManagementFeesOverAssets	0.77%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.94%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[40]	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	286
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	506
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,142
(Institutional Class) | (Wells Fargo Advantage Premier Large Company Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[51]	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.79%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.09%
Total Annual Fund Operating Expenses After Fee Waiver	[52]	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	430
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 970
(Investor Class) | (Wells Fargo Advantage Capital Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Investor Class) | (Wells Fargo Advantage Capital Growth Fund) | Investor Class
Prospectus:		rr_ProspectusTable
Management Fees	[53]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.32%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.15%
Total Annual Fund Operating Expenses After Fee Waiver	[54]	rr_NetExpensesOverAssets	1.17%
(Investor Class) | (Wells Fargo Advantage Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Investor Class) | (Wells Fargo Advantage Growth Fund) | Investor Class
Prospectus:		rr_ProspectusTable
Management Fees	[55]	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.24%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[56]	rr_NetExpensesOverAssets	1.24%
(Investor Class) | (Wells Fargo Advantage Large Cap Core Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Investor Class) | (Wells Fargo Advantage Large Cap Core Fund) | Investor Class
Prospectus:		rr_ProspectusTable
Management Fees	[57]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.35%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.15%
Total Annual Fund Operating Expenses After Fee Waiver	[58]	rr_NetExpensesOverAssets	1.20%
(Investor Class) | (Wells Fargo Advantage Large Cap Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Investor Class) | (Wells Fargo Advantage Large Cap Growth Fund) | Investor Class
Prospectus:		rr_ProspectusTable
Management Fees	[59]	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.28%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.15%
Total Annual Fund Operating Expenses After Fee Waiver	[58]	rr_NetExpensesOverAssets	1.13%
(Investor Class) | (Wells Fargo Advantage Large Company Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Investor Class) | (Wells Fargo Advantage Large Company Value Fund) | Investor Class
Prospectus:		rr_ProspectusTable
Management Fees	[60]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.34%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[58]	rr_NetExpensesOverAssets	1.16%
(Investor Class) | (Wells Fargo Advantage Premier Large Company Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Investor Class) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Investor Class
Prospectus:		rr_ProspectusTable
Management Fees	[61]	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.23%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[62]	rr_NetExpensesOverAssets	1.18%
(Class R) | (Wells Fargo Advantage Intrinsic Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Class R) | (Wells Fargo Advantage Intrinsic Value Fund) | Class R
Prospectus:		rr_ProspectusTable
Management Fees	[63]	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.42%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[64]	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	771
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,697
(Class R) | (Wells Fargo Advantage Large Cap Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Class R) | (Wells Fargo Advantage Large Cap Growth Fund) | Class R
Prospectus:		rr_ProspectusTable
Management Fees	[65]	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.42%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	[66]	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	767
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,693
(Class R) | (Wells Fargo Advantage Omega Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Class R) | (Wells Fargo Advantage Omega Growth Fund) | Class R
Prospectus:		rr_ProspectusTable
Management Fees	[67]	rr_ManagementFeesOverAssets	0.77%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.52%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[68]	rr_NetExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 155
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,813
(Class R4) | (Wells Fargo Advantage Capital Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Class R4) | (Wells Fargo Advantage Capital Growth Fund) | Class R4
Prospectus:		rr_ProspectusTable
Management Fees	[69]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.93%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[70]	rr_NetExpensesOverAssets	0.75%
(Class R4) | (Wells Fargo Advantage Intrinsic Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Class R4) | (Wells Fargo Advantage Intrinsic Value Fund) | Class R4
Prospectus:		rr_ProspectusTable
Management Fees	[71]	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.89%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.09%
Total Annual Fund Operating Expenses After Fee Waiver	[72]	rr_NetExpensesOverAssets	0.80%
(Class R4) | (Wells Fargo Advantage Large Cap Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Class R4) | (Wells Fargo Advantage Large Cap Growth Fund) | Class R4
Prospectus:		rr_ProspectusTable
Management Fees	[73]	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.89%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[74]	rr_NetExpensesOverAssets	0.75%
(Class R4) | (Wells Fargo Advantage Premier Large Company Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Class R4) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class R4
Prospectus:		rr_ProspectusTable
Management Fees	[75]	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.84%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[72]	rr_NetExpensesOverAssets	0.80%
(Class R6) | (Wells Fargo Advantage Capital Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Class R6) | (Wells Fargo Advantage Capital Growth Fund) | Class R6
Prospectus:		rr_ProspectusTable
Management Fees	[76]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.78%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[77]	rr_NetExpensesOverAssets	0.60%
(Class R6) | (Wells Fargo Advantage Intrinsic Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Class R6) | (Wells Fargo Advantage Intrinsic Value Fund) | Class R6
Prospectus:		rr_ProspectusTable
Management Fees	[78]	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.74%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.09%
Total Annual Fund Operating Expenses After Fee Waiver	[72]	rr_NetExpensesOverAssets	0.65%
(Class R6) | (Wells Fargo Advantage Large Cap Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Class R6) | (Wells Fargo Advantage Large Cap Growth Fund) | Class R6
Prospectus:		rr_ProspectusTable
Management Fees	[79]	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.74%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[74]	rr_NetExpensesOverAssets	0.60%
(Class R6) | (Wells Fargo Advantage Premier Large Company Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Class R6) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class R6
Prospectus:		rr_ProspectusTable
Management Fees	[80]	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.69%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[72]	rr_NetExpensesOverAssets	0.65%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[3]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The management fee is 0.30%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[5]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.92% for Class A and 1.67% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The management fee is 0.64%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[7]	The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The management fee is 0.61%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.04% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[9]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.21% for Class A and 1.96% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[11]	The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[12]	The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[13]	The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[14]	The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[15]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[16]	The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[17]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[18]	The management fee is 0.72%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[19]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.30% for Class A, 2.05% for Class B and 2.05% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[20]	The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[21]	The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[22]	The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[23]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[24]	The management fee is 0.30%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[25]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[26]	The management fee is 0.64%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[27]	The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[28]	The management fee is 0.61%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.04% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[29]	The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[30]	The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[31]	The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[32]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Effective December 1, 2015, the Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After the Fee Waiver at 1.00% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[33]	The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[34]	The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[35]	The management fee is 0.72%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[36]	The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[37]	The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[38]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[39]	The management fee is 0.30%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[40]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[41]	The management fee is 0.64%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[42]	The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[43]	The management fee is 0.61%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.04% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[44]	The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[45]	The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[46]	The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[47]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Effective December 1, 2015, the Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After the Fee Waiver at 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[48]	The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[49]	The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[50]	The management fee is 0.72%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[51]	The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[52]	The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[53]	The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[54]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[55]	The management fee is 0.61%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.04% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[56]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.27% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[57]	The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[58]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[59]	The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[60]	The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[61]	The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[62]	The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[63]	The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[64]	The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.36% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[65]	The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[66]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[67]	The management fee is 0.72%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[68]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.55% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[69]	The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[70]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[71]	The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[72]	The Adviser has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[73]	The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[74]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[75]	The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[76]	The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[77]	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[78]	The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[79]	The management fee is 0.63%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[80]	The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.